Average Annual Total Returns - Federated Hermes Strategic Value Dividend Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 1 Year		Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 5 Years		Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 10 Years		Dow Jones U.S. Select Dividend Index(reflects no deduction for fees, expenses or taxes) 1 Year		Dow Jones U.S. Select Dividend Index(reflects no deduction for fees, expenses or taxes) 5 Years		Dow Jones U.S. Select Dividend Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	(13.18%)	3.72%	7.46%	(9.72%)	4.11%	7.27%	(7.87%)	5.15%	8.36%	(8.84%)	3.21%	6.66%	(4.05%)	3.80%	6.59%	(8.01%)	5.16%	8.30%	18.40%	[1]	15.22%	[1]	13.88%	[1]	(4.56%)	[2]	9.25%	[2]	11.00%	[2]

[1]	The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Dow Jones U.S. Select Dividend Index aims to represent U.S. leading stocks by dividend yield. One hundred stocks are selected to the index by dividend yield, subject to screens for dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume. Components are weighted by indicated annual dividend.